Concentrations - Schedule of Revenue Derived from Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Revenue	$ 660,794	$ 565,610	$ 407,211
Coscon [Member].
Revenue, Major Customer [Line Items]
Revenue	281,469	168,395	69,502
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	151,658	161,218	158,016
K-Line [Member]
Revenue, Major Customer [Line Items]
Revenue	76,359	62,519	11,442
HL USA [Member]
Revenue, Major Customer [Line Items]
Revenue	58,980	57,406	58,432
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue	42,011	42,165	41,963
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 50,317	$ 73,907	$ 67,856